Cost of Revenue	12 Months Ended
Dec. 31, 2025
Cost of Revenue [Abstract]
COST OF REVENUE

NOTE 20 – COST OF REVENUE

	Year Ended December 31,
	2025	2024	2023
Purchase of finished goods	€25,241,021	€16,876,097	€18,804,222
Purchase of raw materials	-	-	1,530
Outsourcing service	261,414	295,813	22,184
Purchase return	(307,496)	-	-
Inventory adjustment	(9,105,517)	(8,091,567)	(6,784,373)
	€16,089,421	€9,080,343	€12,043,563

During the year ended December 31, 2025, 2024 and 2023, the Company incurred cost of sales of €16,089,421, €9,080,343 and €12,043,563, respectively, of which €0, €0 and €1,201,244 were derived from related parties, respectively.